Related Party Transactions - Sales to and Purchases From Associates and Joint Ventures (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Joint ventures where entity is venturer [member]
Disclosure of transactions between related parties [line items]
Sales	€ 118	€ 107	€ 111
Purchases	24	31	55
Associates [member]
Disclosure of transactions between related parties [line items]
Sales	37	40	51
Purchases	€ 16	€ 193	€ 400